Cover Page	Jul. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2026
Entity Registrant Name	UNIVERSAL ELECTRONICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21044
Entity Tax Identification Number	33-0204817
Entity Address, Address Line One	15147 N. Scottsdale Road, Suite H300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254-2494
City Area Code	480
Local Phone Number	530-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UEIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000101984
Amendment Flag	false